ROPES & GRAY LLP

1211 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036

June 9, 2014	R. Brent Bates
Phone: 212-596-9143
Fax: 646-728-1542
Brent.Bates@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Blackstone Alternative Alpha Fund (the “Fund”) (File Nos. 811-22634 and 333-[        ])

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Blackstone Alternative Alpha Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, the Registration Fees have been calculated and transmitted, in the amount of $66,976, to the designated lockbox at U.S. Bank in St. Louis, Missouri.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned.

Sincerely,

/s/ R. Brent Bates
R. Brent Bates
Enclosures

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.

James E. Thomas, Esq.